Condensed Statements of Changes in Stockholder's Deficit (Unaudited) - USD ($)	Common Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 500	$ (66,247)	$ (65,747)
Balance (in Shares) at Dec. 31, 2022	5,000,000
Net loss		(41,850)	(41,850)
Balance at Dec. 31, 2023	$ 500	(108,097)	(107,597)
Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss		(11,091)	(11,091)
Balance at Mar. 31, 2024	$ 500	(119,188)	(118,688)
Balance (in Shares) at Mar. 31, 2024	5,000,000
Balance at Dec. 31, 2023	$ 500	(108,097)	(107,597)
Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss			(22,030)
Balance at Jun. 30, 2024	$ 500	(130,127)	(129,627)
Balance (in Shares) at Jun. 30, 2024	5,000,000
Balance at Dec. 31, 2023	$ 500	(108,097)	(107,597)
Balance (in Shares) at Dec. 31, 2023	5,000,000
Net loss		(43,505)	(43,505)
Balance at Dec. 31, 2024	$ 500	(151,602)	(151,102)
Balance (in Shares) at Dec. 31, 2024	5,000,000
Balance at Mar. 31, 2024	$ 500	(119,188)	(118,688)
Balance (in Shares) at Mar. 31, 2024	5,000,000
Net loss		(10,939)	(10,939)
Balance at Jun. 30, 2024	$ 500	(130,127)	(129,627)
Balance (in Shares) at Jun. 30, 2024	5,000,000
Balance at Dec. 31, 2024	$ 500	(151,602)	(151,102)
Balance (in Shares) at Dec. 31, 2024	5,000,000
Net loss		(11,063)	(11,063)
Balance at Mar. 31, 2025	$ 500	(162,665)	(162,165)
Balance (in Shares) at Mar. 31, 2025	5,000,000
Balance at Dec. 31, 2024	$ 500	(151,602)	(151,102)
Balance (in Shares) at Dec. 31, 2024	5,000,000
Net loss			(23,622)
Balance at Jun. 30, 2025	$ 500	(175,224)	(174,724)
Balance (in Shares) at Jun. 30, 2025	5,000,000
Balance at Mar. 31, 2025	$ 500	(162,665)	(162,165)
Balance (in Shares) at Mar. 31, 2025	5,000,000
Net loss		(12,559)	(12,559)
Balance at Jun. 30, 2025	$ 500	$ (175,224)	$ (174,724)
Balance (in Shares) at Jun. 30, 2025	5,000,000